VESSELS AND EQUIPMENT, NET (Summary of Vessels and Equipment, Net) (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) numberOfVessels carrier numberOfOffshoreSupportVessels	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation	$ 55,298	$ 58,648
Vessel impairment charge	$ 80,511	$ 0
Number of vessels for which costs have been capitalized | numberOfVessels	10
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	$ 2,250
Offshore support vessels accounted for as vessels and equipment [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold | numberOfOffshoreSupportVessels	4
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	$ 900
handysize bulk carriers [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment charge	$ 80,300
Number of vessels for which impairment has been recognized | carrier	7
Property Plant and Equipment Cost
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,754,684		$ 1,867,873
Depreciation	0
Capitalized costs	32,119
Vessel disposals	(7,362)
Vessel impairment charge	(137,946)
Property, Plant and Equipment, Additions	32,100
Property Plant and Equipment Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	(437,611)		(463,168)
Depreciation	(36,072)
Capitalized costs	0
Vessel disposals	3,963
Vessel impairment charge	57,666
Property Plant and Equipment Net
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	1,317,073		$ 1,404,705
Depreciation	(36,072)
Capitalized costs	32,119
Vessel disposals	(3,399)
Vessel impairment charge	$ (80,280)